Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 284	$ 397
Pension and Other Post-Employment Benefit Plan	269	276
Employee Long-Term Incentives	96	100
Provisions for Onerous and Unfavourable Contracts	66	72
Provision for West White Rose Expansion Project (2)	54	156
Drilling Provisions	3	25
Other	147	157
Other Liabilities	919	1,183
RVO included in other liabilities, gross	652	785
RINs included in other liabilities, gross	368	$ 388
West white rose expansion project, expected draw down to provision	$ 54